Earnings per share	12 Months Ended
Dec. 31, 2012
Earnings per share
13 Earnings per share
in	2012	2011	2010

Net income attributable to shareholders (CHF million)

Income from continuing operations	1,349	1,953	5,117

Income/(loss) from discontinued operations, net of tax	0	0	(19)

Net income attributable to shareholders	1,349	1,953	5,098

Preferred securities dividends	(231)	(216)	(162)

Net income attributable to shareholders for basic earnings per share	1,118	1,737	4,936

Available for common shares	1,044	1,640	4,670

Available for unvested share-based payment awards	66	97	266

Available for mandatory convertible securities [1]	8	–	–

Diluted net income attributable to shareholders (million)

Net income attributable to shareholders for basic earnings per share	1,118	1,737	4,936

Income impact of assumed conversion on contracts that may be settled in shares or cash [2]	0	–	–

Net income attributable to shareholders for diluted earnings per share	1,118	1,737	4,936

Available for common shares	1,044	1,640	4,671

Available for unvested share-based payment awards	66	97	265

Available for mandatory convertible securities [1]	8	–	–

Weighted-average shares outstanding (million)

Weighted-average shares outstanding for basic earnings per share available for common shares	1,279.6	1,198.5	1,194.8

Dilutive contracts that may be settled in shares or cash [3]	0.0	–	–

Dilutive share options and warrants	4.9	2.9	5.9

Dilutive share awards	1.8	5.3	0.4

Weighted-average shares outstanding for diluted earnings per share available for common shares [4]	1,286.3	1,206.7	1,201.1

Weighted-average shares outstanding for basic/diluted earnings per share available for unvested share-based payment awards	97.3	72.6	67.4

Weighted-average shares outstanding for basic/diluted earnings per share available for mandatory convertible securities [1]	97.1	–	–

Basic earnings per share available for common shares (CHF)

Basic earnings per share from continuing operations	0.82	1.37	3.93

Basic earnings/(loss) per share from discontinued operations	0.00	0.00	(0.02)

Basic earnings per share available for common shares	0.82	1.37	3.91

Diluted earnings per share available for common shares (CHF)

Diluted earnings per share from continuing operations	0.81	1.36	3.91

Diluted earnings/(loss) per share from discontinued operations	0.00	0.00	(0.02)

Diluted earnings per share available for common shares	0.81	1.36	3.89

1 Reflects MACCS issued in July 2012 that are mandatorily convertible into shares on March 29, 2013 with settlement and delivery of shares in early April 2013. 2 Reflects changes in the fair value of the PAF2 units which are reflected in the net profit of the Group until the awards are finally settled. Fair value of the PAF2 units which are reflected in the net profit of the Group are not adjusted for 2012, as the effect would be antidilutive. 3 Reflects weighted-average shares outstanding on PAF2 units. Weighted-average shares on PAF2 units for 2012 were excluded from the diluted earnings per share calculation, as the effect would be antidilutive. 4 Weighted-average potential common shares relating to instruments that were not dilutive for the respective periods (and therefore not included in the diluted earnings per share calculation above) but could potentially dilute earnings per share in the future were 50.3 million, 37.3 million and 50.2 million for 2012, 2011 and 2010, respectively.